DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Schedule of fair value of derivative financial instruments

	30 June	30 June	31 December
USDm	2025	2024	2024

Fair value of derivative financial instruments regarding freight and bunkers
Forward freight agreements - fair value through profit and loss	3.9	0.3	7.8
Bunker swaps - fair value through profit and loss	-0.1	-0.3	0.3
Bunker swaps - hedge accounting	—	0.1	0.1

Fair value of derivative financial instruments regarding interest and currency exchange rate
Forward exchange contracts - hedge accounting	3.1	-0.6	-2.3
Interest rate swaps - hedge accounting	13.8	35.1	24.7
Fair value of derivatives	20.7	34.6	30.6

Schedule of derivative financial instruments disclosed in the balance sheet	Derivative financial instruments are recognized in the following balance sheet items:

	30 June	30 June	31 December
USDm	2025	2024	2024
Other receivables	21.1	35.5	32.9
Other liabilities	-0.4	-0.9	-2.3
Total	20.7	34.6	30.6